Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Non-current	$ 145
Current	49
Total	$ 194	$ 128	$ 0